Basis of preparation and accounting policies (Details) $ in Millions	6 Months Ended
	Jun. 27, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 28, 2025 USD ($)		Dec. 31, 2024 USD ($)
Disclosure of detailed informations about basis of preparation [line items]
Cash and cash equivalents (net of bank overdrafts)	$ 750 [1]	$ 553	$ 673	[1]	$ 617
Net debt	3,019	2,759	2,747
Borrowings	3,588	3,111	3,246
Corporate bond	2,670	$ 2,478	$ 2,603
Committed facilities
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities	4,700
Private placement debt
Disclosure of detailed informations about basis of preparation [line items]
Borrowings subject to financial covenants	$ 550
Leverage ratio	3.5
Not later than six months
Disclosure of detailed informations about basis of preparation [line items]
Net debt	$ 0
Borrowings	0
Past due more than six months and not more than one year | US Corporate Bonds
Disclosure of detailed informations about basis of preparation [line items]
Borrowings	350
Past due more than six months and not more than one year | Private placement debt
Disclosure of detailed informations about basis of preparation [line items]
Borrowings	$ 140

[1]	Cash and cash equivalents at the end of the period is net of overdrafts of $4m (28 June 2025: $3m).